ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 109.9%
	ASSET MANAGEMENT - 14.5%
45,558	Blackstone, Inc.	$ 5,984,954
79,288	Brookfield Infrastructure Corporation, Class A	2,857,540
2,609,693	FTAI Infrastructure, Inc.(a)	16,388,873
		25,231,367
	DATA CENTER REIT - 12.0%
69,367	Digital Realty Trust, Inc.	9,991,623
13,209	Equinix, Inc. (a)	10,901,784
		20,893,407
	FOOD - 2.1%
1,282,789	Cadiz, Inc. (a) ,(b)	3,720,088

	HEALTH CARE REIT - 13.6%
890,864	IQHQ Private Investment, Inc. 144A(b),(c),(d)	20,586,174
69,760	Ventas, Inc.	3,037,350
		23,623,524
	INDUSTRIAL REIT - 12.4%
164,367	Americold Realty Trust, Inc. (a)	4,096,026
73,578	Innovative Industrial Properties, Inc. (a)	7,618,266
40,767	Prologis, Inc.	5,308,679
90,583	Rexford Industrial Realty, Inc.	4,556,325
		21,579,296
	INFRASTRUCTURE REIT - 7.2%
39,743	American Tower Corporation, A(a)	7,852,819
22,604	Crown Castle, Inc.	2,392,181
11,000	SBA Communications Corporation, A	2,383,700
		12,628,700
	LEISURE FACILITIES & SERVICES - 8.7%
80,708	Caesars Entertainment, Inc.(b)	3,530,168
166,871	MGM Resorts International(b)	7,877,979
37,120	Wynn Resorts Ltd.	3,794,778
		15,202,925
	OFFICE REIT - 2.8%
37,260	Alexandria Real Estate Equities, Inc.	4,803,187

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 109.9% (Continued)
	OIL & GAS PRODUCERS - 2.8%
160,169	New Fortress Energy, Inc.	$ 4,899,570

	RESIDENTIAL REIT - 4.8%
45,819	American Homes 4 Rent, Class A(a)	1,685,223
23,210	Equity LifeStyle Properties, Inc. (a)	1,494,724
81,294	Invitation Homes, Inc. (a)	2,894,879
17,826	Sun Communities, Inc. (a)	2,292,067
		8,366,893
	RETAIL REIT - 9.8%
505,179	Macerich Company (The) (a)	8,704,234
53,426	Simon Property Group, Inc.	8,360,635
		17,064,869
	SELF-STORAGE REIT - 2.7%
38,591	CubeSmart	1,745,085
20,668	Extra Space Storage, Inc. (a)	3,038,196
		4,783,281

	SPECIALTY FINANCE - 6.8%
176,998	FTAI Aviation Ltd.	11,911,965

	SPECIALTY REIT - 3.7%
337,105	NewLake Capital Partners, Inc.	6,421,850

	TELECOMMUNICATIONS - 6.0%
543,896	DigitalBridge Group, Inc. (a)	10,480,876

	TOTAL COMMON STOCKS (Cost $164,785,503)	191,611,798

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.2%
	FOOD — 0.0%(e)
2,000	Cadiz, Inc.	8.8750	Perpetual	$ 27,500

	REAL ESTATE INVESTMENT TRUSTS — 0.9%
24,022	Digital Realty Trust, Inc. - Series L	5.2000	Perpetual	526,562
7,159	EPR Properties - Series C	5.7500	Perpetual	135,735
7,078	EPR Properties - Series G	5.7500	Perpetual	134,765
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	249,017
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	28,523
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	60,419
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	329,410
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	151,255
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	36,071
				1,651,757
	SPECIALTY FINANCE — 1.2%
27,280	Annaly Capital Management, Inc. - Series G(a)	9.7638	Perpetual	674,088
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	502,000
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	75,810
10,000	FTAI Aviation Ltd. Investors, LLC Series A	8.2500	Perpetual	250,800
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	154,047
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	371,379
				2,028,124
	TELECOMMUNICATIONS — 1.1%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	621,807
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	698,401
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	555,636
				1,875,844
	TOTAL PREFERRED STOCKS (Cost $5,030,604)			5,583,225

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS - 2.2%
3,814,537	First American Government Obligations Fund Class X, 5.23% (Cost $3,814,537)(f)	$ 3,814,537

	TOTAL INVESTMENTS - 115.3% (Cost $173,630,644)	$ 201,009,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3)%	(26,718,456)
	NET ASSETS - 100.0%	$ 174,291,104

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) (b)	All or a portion of this security is held as collateral for the margin loan. Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $20,586,174 or 11.8% of net assets.
(d)	Level 3 securities fair value under procedures established by the Board of Trustees. The total fair value of these securities as of March 31, 2024 was $20,586,174, representing 11.8% of net assets and is illiquid.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2024

Shares		Fair Value
COMMON STOCKS — (1.0)%
OFFICE REIT - (1.0)%
(377,668)	Paramount Group, Inc.	$ (1,771,263)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,584,986)	$ (1,771,263)